Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 23,915
Loan commitment fees related to Senior Credit Facility	1,408	$ 2,067
Software	18,167	21,848
Balance	19,575	23,915
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	55,108	54,189
Balance	55,111	55,108
Additions	0	913
Foreign exchange	3	6
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	17,081	16,168
Balance	17,081	17,081
Additions	0	913
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	38,027	38,021
Balance	38,030	38,027
Foreign exchange	3	6
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(31,193)	(26,523)
Balance	(35,536)	(31,193)
Foreign exchange	(16)
Amortization expense	(4,327)	(4,670)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(15,014)	(14,059)
Balance	(15,673)	(15,014)
Amortization expense	(659)	(955)
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(16,179)	(12,464)
Balance	(19,863)	(16,179)
Foreign exchange	(16)
Amortization expense	$ (3,668)	$ (3,715)